As filed with the Securities and Exchange Commission on March 10, 2014

Securities Act File No. 33-41694

Investment Company Act File No. 811-06352

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 180	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 191 (Check appropriate box or boxes)	☒

ING SERIES FUND, INC.

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq. ING Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place 53 State Street Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date), pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐        This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Post-Effective Amendment No. 180 to the Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and the Registrant certifies that it has duly caused this Post-Effective Amendment No. 180 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 10th day of March, 2014.

ING SERIES FUND, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive	March 10, 2014
Shaun P. Mathews*	Officer and Interested Director

	Senior Vice President and	March 10, 2014
Todd Modic*	Chief/Principal Financial Officer

	Director	March 10, 2014
Colleen D. Baldwin*

	Director	March 10, 2014
John V. Boyer*

	Director	March 10, 2014
Patricia W. Chadwick*

	Director	March 10, 2014
Albert E. DePrince Jr.*

	Director	March 10, 2014
Peter S. Drotch*

	Director	March 10, 2014
J. Michael Earley*

	Director	March 10, 2014
Russell H. Jones*

	Director	March 10, 2014
Patrick W. Kenny*

	Director	March 10, 2014
Joseph E. Obermeyer*

	Director	March 10, 2014
Sheryl K. Pressler*

	Director	March 10, 2014
Roger B. Vincent*

*By:	/s/	Huey P. Falgout, Jr.

Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of attorney for Shaun Mathews, Todd Modic and each Director dated May 22, 2013 were filed as an attachment to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

EXHIBIT INDEX

ING SERIES FUND, INC.

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABELS LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE